Other non-current assets	12 Months Ended
Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Other non-current assets
25	OTHER NON-CURRENT ASSETS
As of December 31,

2020,

other than contract assets and contract costs, other
non-current
assets also comprise long-term prepaid expenses amounting to RMB4,445 million (as of December 31, 2019: RMB4,662 million), and certificates of deposit amounting to RMB15,000 million (as of December 31, 2019: RMB5,130 million).